Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands		Ordinary shares		Additional paid-in capital	Accumulated other comprehensive income	Accumulated deficit	Total
Balance at Dec. 31, 2022			[1]	$ 154,192	$ 1,127	$ (150,847)	$ 4,472
Balance (in Shares) at Dec. 31, 2022	[1]	271,916
Issuance of ordinary shares and warrants, net of issuance costs			[1]	6,526			6,526
Issuance of ordinary shares and warrants, net of issuance costs (in Shares)	[1]	30,000
Issuance of ordinary shares due to exercise of warrants net of issuance expenses			[1]	2,618			2,618
Issuance of ordinary shares due to exercise of warrants net of issuance expenses (in Shares)	[1]	151,363
Share-based payments			[1]	261			261
Net loss			[1]			(7,634)	(7,634)
Balance at Dec. 31, 2023			[1]	163,597	1,127	(158,481)	6,243
Balance (in Shares) at Dec. 31, 2023	[1]	453,279
Release of ordinary shares that were previously held in abeyance			[1]
Release of ordinary shares that were previously held in abeyance (in Shares)	[1]	151,364
Issuance of ordinary shares and warrants, net of issuance costs			[1]	4,488			4,488
Issuance of ordinary shares and warrants, net of issuance costs (in Shares)	[1]	285,714
Issuance of ordinary shares due to ATM, net of issuance costs			[1]	2,223			2,223
Issuance of ordinary shares due to ATM, net of issuance costs (in Shares)	[1]	99,037
Share-based payments			[1]	362			362
Share-based payments (in Shares)	[1]	5,000
Net loss			[1]			(7,880)	(7,880)
Balance at Dec. 31, 2024			[1]	170,670	1,127	(166,361)	5,436
Balance (in Shares) at Dec. 31, 2024	[1]	994,394
Issuance of ordinary shares and warrants and exercise of pre-funded warrants, net of issuance costs			[1]	6,711			6,711
Issuance of ordinary shares and warrants and exercise of pre-funded warrants, net of issuance costs (in Shares)	[1]	1,083,333
Issuance of ordinary shares due to ATM, net of issuance costs			[1]	2,933			2,933
Issuance of ordinary shares due to ATM, net of issuance costs (in Shares)	[1]	530,698
Share-based payments			[1]	340			340
Share-based payments (in Shares)	[1]	10,000
Net loss			[1]			(9,828)	(9,828)
Balance at Dec. 31, 2025			[1]	$ 180,654	$ 1,127	$ (176,189)	$ 5,592
Balance (in Shares) at Dec. 31, 2025	[1]	2,618,425

[1]	Retroactively adjusted to give effect to the reverse share split, see also note 9.